SUBSEQUENT EVENTS - Deconsolidation Impact on Consolidated Statements of Changes in Equity (Details) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 26, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Shareholders' Equity
Balance		$ 3,581,591	$ 3,877,205	$ 3,877,205	$ 4,929,131	$ 6,957,416
Share-based compensation May 14, 2024			24,761	24,761
Share-based compensation May 14, 2024 (Shares)	23,360
Share-based compensation May 31, 2024			1,493,418	1,130,249
Share-based compensation to employees May 31, 2024				1,130,249
Share-based compensation to executive officers May 31, 2024				363,169
Share-based compensation August 26, 2024				26,164
Private placement September 18, 2024				406,675
Exercise of Series A Warrants - Cash received		324,000
Deconsolidation of Mingda Tianjin						226,999
Comprehensive income (loss):
Net gain (loss)		154,412	(1,326,011)	(3,189,205)	(1,160,446)	(2,154,084)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments		471,186	(27,682)	(145,553)	108,520	(101,200)
Balance				3,581,591	3,877,205	4,929,131
Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				313,797
Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				774,329
Ordinary Shares
Increase (Decrease) in Shareholders' Equity
Balance		$ 25,217	$ 11,675	$ 11,675	$ 11,675	$ 11,675
Balance (shares)		25,216,523	11,675,216	11,675,216	11,675,216	11,675,216
Share-based compensation May 14, 2024	$ 24		$ 23	$ 23
Share-based compensation May 14, 2024 (Shares)	935		934	23,360
Share-based compensation May 31, 2024			$ 1,176	$ 890
Share-based compensation May 31, 2024 (Shares)			47,037	889,960
Share-based compensation to employees May 31, 2024				$ 890
Share-based compensation to employees May 31, 2024, shares				889,960
Share-based compensation to executive officers May 31, 2024				$ 286
Share-based compensation to executive officers May 31, 2024 (Shares)				285,960
Share-based compensation August 26, 2024				$ 24
Share-based compensation August 26, 2024 (Shares)				23,360
Private placement September 18, 2024				$ 2,722
Private placement September 18, 2024 (Shares)				2,722,224
Exercise of Series A Warrants - Cash received		$ 1,500
Exercise of Series A Warrants - Cash received (Shares)		60,000
Other comprehensive income (loss), net of tax:
Balance				$ 25,217	$ 11,675	$ 11,675
Balance (shares)				25,216,523	11,675,216	11,675,216
Ordinary Shares | Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				$ 1,039
Exercise of Series A Warrants - Cash received (Shares)				1,038,889
Ordinary Shares | Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				$ 8,558
Exercise of Series A Warrants - Cash received (Shares)				8,557,554
Additional Paid in Capital
Increase (Decrease) in Shareholders' Equity
Balance		$ 9,870,996	$ 6,845,394	$ 6,845,394	$ 6,845,394	$ 6,845,394
Share-based compensation May 14, 2024	$ 26,140		24,738	24,738
Share-based compensation May 31, 2024			1,492,242	1,129,359
Share-based compensation to employees May 31, 2024				1,129,359
Share-based compensation to executive officers May 31, 2024				362,883
Share-based compensation August 26, 2024				26,140
Private placement September 18, 2024				403,953
Exercise of Series A Warrants - Cash received		322,500
Other comprehensive income (loss), net of tax:
Balance				9,870,996	6,845,394	6,845,394
Additional Paid in Capital | Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				312,758
Additional Paid in Capital | Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				765,771
Statutory Reserve
Increase (Decrease) in Shareholders' Equity
Balance		327,140	327,140	327,140	327,140	327,140
Other comprehensive income (loss), net of tax:
Balance				327,140	327,140	327,140
Accumulated Deficit
Increase (Decrease) in Shareholders' Equity
Balance		(6,552,641)	(3,363,436)	(3,363,436)	(2,202,990)	(282,791)
Deconsolidation of Mingda Tianjin						240,933
Comprehensive income (loss):
Net gain (loss)		154,412	(1,326,011)	(3,189,205)	(1,160,446)	(2,154,084)
Other comprehensive income (loss), net of tax:
Balance				(6,552,641)	(3,363,436)	(2,202,990)
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Shareholders' Equity
Balance		(89,121)	56,432	56,432	(52,088)	62,903
Deconsolidation of Mingda Tianjin						(13,934)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments		471,186	(27,682)	(145,553)	108,520	(101,200)
Balance				(89,121)	56,432	(52,088)
Noncontrolling Interest
Increase (Decrease) in Shareholders' Equity
Balance						$ (6,905)
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Increase (Decrease) in Shareholders' Equity
Balance		3,706,428	3,877,205	3,877,205
Share-based compensation May 14, 2024				24,761
Share-based compensation to employees May 31, 2024				1,130,249
Share-based compensation to executive officers May 31, 2024				363,169
Share-based compensation August 26, 2024				26,164
Private placement September 18, 2024				406,675
Comprehensive income (loss):
Net gain (loss)				(3,062,569)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments				(147,352)
Balance				3,706,428	3,877,205
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				313,797
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				774,329
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Ordinary Shares
Increase (Decrease) in Shareholders' Equity
Balance		$ 25,217	$ 11,675	$ 11,675
Balance (shares)		25,216,523	11,675,216	11,675,216
Share-based compensation May 14, 2024				$ 23
Share-based compensation May 14, 2024 (Shares)				23,360
Share-based compensation to employees May 31, 2024				$ 890
Share-based compensation to employees May 31, 2024, shares				889,960
Share-based compensation to executive officers May 31, 2024				$ 286
Share-based compensation to executive officers May 31, 2024 (Shares)				285,960
Share-based compensation August 26, 2024				$ 24
Share-based compensation August 26, 2024 (Shares)				23,360
Private placement September 18, 2024				$ 2,722
Private placement September 18, 2024 (Shares)				2,722,224
Other comprehensive income (loss), net of tax:
Balance				$ 25,217	$ 11,675
Balance (shares)				25,216,523	11,675,216
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Ordinary Shares | Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				$ 1,039
Exercise of Series A Warrants - Cash received (Shares)				1,038,889
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Ordinary Shares | Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				$ 8,558
Exercise of Series A Warrants - Cash received (Shares)				8,557,554
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Additional Paid in Capital
Increase (Decrease) in Shareholders' Equity
Balance		$ 7,298,559	$ 6,845,394	$ 6,845,394
Share-based compensation May 14, 2024				24,738
Share-based compensation to employees May 31, 2024				1,129,359
Share-based compensation to executive officers May 31, 2024				362,883
Share-based compensation August 26, 2024				26,140
Private placement September 18, 2024				403,953
Deconsolidation of Mingda Tianjin				(2,572,437)
Other comprehensive income (loss), net of tax:
Balance				7,298,559	$ 6,845,394
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Additional Paid in Capital | Series A Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				312,758
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Additional Paid in Capital | Series B Warrants
Increase (Decrease) in Shareholders' Equity
Exercise of Series A Warrants - Cash received				765,771
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Statutory Reserve
Increase (Decrease) in Shareholders' Equity
Balance			327,140	327,140
Deconsolidation of Mingda Tianjin				(327,140)
Other comprehensive income (loss), net of tax:
Balance					327,140
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Accumulated Deficit
Increase (Decrease) in Shareholders' Equity
Balance		(3,562,327)	(3,363,436)	(3,363,436)
Deconsolidation of Mingda Tianjin				2,863,678
Comprehensive income (loss):
Net gain (loss)				(3,062,569)
Other comprehensive income (loss), net of tax:
Balance				(3,562,327)	(3,363,436)
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Shareholders' Equity
Balance		(55,021)	$ 56,432	56,432
Deconsolidation of Mingda Tianjin				35,899
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments				(147,352)
Balance				(55,021)	$ 56,432
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Increase (Decrease) in Shareholders' Equity
Balance		124,837
Comprehensive income (loss):
Net gain (loss)				126,636
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments				(1,799)
Balance				124,837
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Additional Paid in Capital
Increase (Decrease) in Shareholders' Equity
Balance		(2,572,437)
Other comprehensive income (loss), net of tax:
Balance				(2,572,437)
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Statutory Reserve
Increase (Decrease) in Shareholders' Equity
Balance		(327,140)
Other comprehensive income (loss), net of tax:
Balance				(327,140)
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Accumulated Deficit
Increase (Decrease) in Shareholders' Equity
Balance		2,990,314
Other comprehensive income (loss), net of tax:
Balance				2,990,314
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations | Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Shareholders' Equity
Balance		$ 34,100
Other comprehensive income (loss), net of tax:
Balance				$ 34,100